Provision for Environmental Rehabilitation - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Inflation rate	1.42%	1.70%
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Risk-free discount rate	1.93%	2.18%
Investment grade corporate bonds	50 years
Nominal Risk-Free Rate	3.05%	2.18%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member]
Disclosure of other provisions [line items]
Beyond current mine life	100 years
Investment grade corporate bonds	100 years
Provision for decommissioning, restoration and rehabilitation costs [member] | Florence Copper Inc [member]
Disclosure of other provisions [line items]
Addition to estimated closure cost	$ 4,682